Income and Expenses Items - Summary of Finance Costs and Finance Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [Abstract]
Interest on debts and borrowings	$ 1,196	$ 962	$ 958
Finance charges payable under finance leases	4	4	4
Total interest expenses	1,200	966	962
Banking charges	178	255	185
Total finance costs	1,378	1,221	1,147
Interest income	482	876	1,045
Interest income	$ 482	$ 876	$ 1,045